Related Party Transactions (Details) - Schedule of advance to suppliers, related party - USD ($)		Jun. 30, 2022	Dec. 31, 2021
Advance to supplier – related party
Total		$ 3,937,567	$ 3,842,620
Q Green Techcon Private Limited [Member]
Advance to supplier – related party
Total			174,099
Shexian Ruibo [Member]
Advance to supplier – related party
Total	[1]	3,927,885	3,656,118
Handan Ruisheng Construction Material Co., Ltd. [Member]
Advance to supplier – related party
Total		$ 9,682	$ 12,403

[1]	The balance represents the Company’s purchase advances for eco-friendly materials and equipment supplied by Shexian Ruibo.